STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Jul. 31, 2021	Jan. 31, 2019
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	3,681,071,235	3,681,071,235	3,098,271,081	1,544,793,446
Common stock, shares outstanding			2,946,271,108
Shares issued for conversion of notes payable, shares		198,046,241	524,543,160	954,210,518
Shares issued for conversion of notes payable, amount		$ 831,047	$ 2,031,402	$ 1,059,572
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Conversion price	0.00417	$ 0.00417
Shares issued as Warrent, shares		6,587,229
Shares, par value	$ 0.0001	$ 0.0001
Shares issued as compensation, amount	$ 473,000
Common Stock Warrants [Member]
Common Stock Warrants issued	$ 39,370,677	$ 39,370,677				$ 851,299	$ 500,000
Description of stock warrants		warrants with a two year life, and fixed exercise prices ranging from $0.0055 to $0.02 per share.
Exercise price of warrants						$ 0.0077	$ 0.15
Securities Purchase Agreement [Member]
Shares, par value	$ 0.0001	$ 0.0001
Shares price per share	0.0005	$ 0.0005
Shares issued of sale of common stock,share		300,000,000
Directors
Shares, par value	0.0001	$ 0.0001
Shares issued as compensation, amount		$ 818,000	$ 2,809,000	$ 148,000
Shares price per share	0.0093	$ 0.0093
Shares issued as compensation, shares		88,000,000	220,000,000	348,000,000
Consultants
Shares, par value	0.001	$ 0.001
Shares issued as compensation, amount		$ 729,331	$ 354,000	$ 198,735
Shares price per share	0.009	$ 0.009			$ 0.0115
Shares issued as compensation, shares		81,166,666	56,666,670	199,850,000
Gross proceeds from sales		$ 1,500,000
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value	0.001	$ 0.001	$ 0.001	$ 0.001
Shares, par value	750.00	750.00
Shares price per share	$ 0.035	$ 0.035
Preferred stock shares designated	$ 13,992	$ 13,992	$ 13,992	$ 13,992
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares, par value	0.001	0.001
Shares price per share	$ 375	$ 375
Preferred stock shares designated	$ 1,328	$ 1,328	$ 1,328	$ 1,328